EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for the Class A, Class I and Class Y Shares of the International Equity Fund and the Class A and Class Y Shares of the International Fixed Income Fund, as electronically filed with the SEC pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on February 3, 2016 (SEC Accession No. 0001104659-16-093593), in interactive data format.